CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 3,577,436	$ 1,386,502	$ 4,123
Inventories, net	413,155	528,009	569,042
Deferred charges, net	77,778	439,203	20,028
Prepaid expenses and other current assets	56,263	37,988	76,759
Total current assets	4,337,740	2,501,904	719,638
Fixed assets, net	74,006	49,485	65,514
Security deposits	33,940	17,977	17,977
Deferred charges, net	7,424	15,020	22,673
Total assets	4,453,110	2,584,386	825,802
Current liabilities
Loans from shareholders	9,000	9,000	180,500
Notes payable		0	21,000
Capital lease obligation - current portion	3,679	0
Customer deposits	41,724	38,505	193,180
Accrued interest payable	358,507	126,232	39,904
Accrued expenses	141,132	122,790	125,557
Total current liabilities	5,502,410	5,146,872	2,562,026
Due to related party	97,571	101,524	106,601
Capital lease obligation - noncurrent portion	7,921	0
Warrant liability	2,652,234	498,976	0
Total liabilities	10,091,136	7,783,372	6,625,493
Commitments and contingencies
Stockholders deficiency
Preferred stock,		0	15,898
Common stock,	57,492	47,160	30,786
Additional paid-in capital	32,802,031	24,651,344	18,665,312
Non-controlling interest	(2,111,230)	(1,674,105)	0
Accumulated deficit	(36,386,319)	(28,223,385)	(24,511,687)
Total stockholders deficiency	(5,638,026)	(5,198,986)	(5,799,691)
Total liabilities and stockholders deficiency	4,453,110	2,584,386	825,802
All Other
Current assets
Accounts receivable - trade, net	213,108	108,170	36,642
Current liabilities
Accounts payable	342,796	483,879	629,470
Convertible promissory notes	4,075,759	3,758,082	208,679
Convertible promissory notes	121,000	155,000	1,375,865
Related Party Transactions
Current assets
Accounts receivable - trade, net	0	2,032	13,044
Current liabilities
Accounts payable	29,813	29,703	7,736
Convertible promissory notes	500,000	578,681	1,156,000
Convertible promissory notes	$ 1,710,000	$ 1,881,000	$ 2,581,001